Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2017 and 2016:

As of December 31	2016	2017
(in millions)	EUR	EUR
Finance receivables, gross	569.7	330.6
Unearned interest	(5.1)	(6.6)
Finance receivables, net	564.6	324.0
Current portion of finance receivables, gross	450.7	62.1
Current portion of unearned interest	(3.3)	(3.0)
Non-current portion of finance receivables, net	117.2	264.9

Finance Receivables Due for Payment
At December 31, 2017, finance receivables, gross due for payment in each of the next 5 years and thereafter are as follows:

(in millions)	EUR

2018	62.1
2019	141.0
2020	116.7
2021	10.8
2022	—
Thereafter	—
Finance receivables, gross	330.6